Mining Interest, Plant and Equipment - Additional Information (Detail) $ in Thousands, $ in Thousands		12 Months Ended
	Mar. 21, 2017 MXN ($)	Apr. 30, 2019 CAD ($)	Apr. 30, 2019 USD ($)	Apr. 30, 2018 CAD ($)	Apr. 30, 2017 CAD ($)	Apr. 30, 2017 USD ($)	Apr. 30, 2019 MXN ($)	Apr. 30, 2017 USD ($)	Aug. 05, 2015 CAD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Impairment		$ 4,804		$ 6,713	$ 37
Gold price per ounce				1,300
Gold price discount rate				9.00%
Allowance for the remaining receivable		441
Plant, machinery and equipment		37,618		$ 41,476	52,921
Altiplano [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment		$ 4,804		0	0
Write down of plant and land			$ 1,600
Percentage of shares purchased		100.00%	100.00%
Consideration paid for share purchase			$ 1,600
Terms of the purchase agreement		The stock purchase agreement, dated July 5, 2019, requires the payment of the $1.6 million in installments to May, 2020.	The stock purchase agreement, dated July 5, 2019, requires the payment of the $1.6 million in installments to May, 2020.
Estimated selling costs			$ 100
Mining Interests [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment				1,713	0
Write down of plant and land				0
Cortez Assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Plant, machinery and equipment									$ 6,094
San Martin Mine [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment				5,000
San Martin Mine [member] | United States of America, Dollars [member]
Disclosure of detailed information about property, plant and equipment [line items]
Total consideration paid								$ 26,000
San Pedrito [member]
Disclosure of detailed information about property, plant and equipment [line items]
Sales price	$ 192,784,331
Gain on sale of San Pedrito					7,128
Allowance for the remaining receivable		$ 441		$ 0	$ 0
San Pedrito [member] | Mexico, Pesos [member]
Disclosure of detailed information about property, plant and equipment [line items]
Allowance for uncertain collectability							$ 15,000,000
Interest Received							$ 2,300,000
San Pedrito [member] | Canada, Dollars [member]
Disclosure of detailed information about property, plant and equipment [line items]
Allowance for uncertain collectability		1,027
Interest Received		$ 159